Schedule of Investments PIMCO Corporate & Income Opportunity Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 44.4%
Altar Bidco, Inc. 10.493% - 11.075% due 02/01/2030		$3,450	$3,368
American Airlines, Inc. 10.338% due 04/20/2028		10,643	10,983
Amsurg
TBD% due 04/28/2028 «		45,961	34,775
16.394% due 04/29/2027		18,954	22,602
AP Core Holdings LLC 10.931% due 09/01/2027		34,517	33,740
BDO U.S.A. PC TBD% due 08/31/2028 «		6,893	6,756
Carnival Corp. 7.608% (EUR001M + 3.750%) due 06/30/2025 ~	EUR	17,425	18,505
Comexposium 4.969% (EUR012M + 4.000%) due 03/28/2026 ~		24,800	22,647
Diamond Sports Group LLC TBD% - 15.412% due 05/25/2026		$30,875	16,055
DirecTV Financing LLC 10.431% due 08/02/2027		5,303	5,195
Encina Private Credit LLC TBD% - 9.587% (LIBOR03M + 4.674%) due 11/30/2025 «~µ		10,787	10,366
Endure Digital, Inc. 8.792% (LIBOR03M + 3.500%) due 02/10/2028 ~		6,929	6,750
Finastra U.S.A., Inc.
5.000% - 12.627% due 09/13/2029 «µ		282	277
5.000% - 12.627% due 09/13/2029 «		2,718	2,671
Forbes Energy Services LLC TBD% due 12/31/2023 «		948	0
Forward Air Corp. TBD% due 09/20/2030		7,400	7,240
Gateway Casinos & Entertainment Ltd.
13.496% due 10/15/2027		15,293	15,348
13.498% due 10/18/2027	CAD	9,138	6,752
GIP Blue Holding LP 9.931% due 09/29/2028		$1	1
Incora TBD% - 13.917% due 03/01/2024 «		15,294	15,810
Intelsat Jackson Holdings SA 9.772% due 02/01/2029		8,150	8,142
Ivanti Software, Inc. 9.758% due 12/01/2027		30,756	26,700
Lealand Finance Co. BV 8.431% due 06/28/2024 «		189	137
Lealand Finance Co. BV (6.431% Cash and 3.000% PIK) 9.431% due 06/30/2025 (c)		2,164	1,206
Lifepoint Health, Inc. TBD% due 11/16/2028		1,830	1,775
Magenta Buyer LLC 10.631% due 07/27/2028		2,500	1,873
Market Bidco Ltd. 10.144% due 11/04/2027	GBP	24,749	29,319
MPH Acquisition Holdings LLC 9.916% (LIBOR03M + 4.250%) due 09/01/2028 ~		$22,846	21,589
Naked Juice LLC 11.490% due 01/24/2030		2,200	1,806
Obol France 3 SAS 8.412% (EUR001M + 4.750%) due 12/31/2025 ~	EUR	14,192	13,510
Oi SA TBD% - 14.000% due 09/07/2024 µ		$12,590	12,590
Poseidon Bidco SASU 9.205% - 9.222% (EUR003M + 5.250%) due 07/25/2028 ~	EUR	15,800	16,746
Profrac Services LLC 12.753% - 12.902% due 03/04/2025		$17,241	17,306
Promotora de Informaciones SA 8.905% (EUR003M + 5.220%) due 12/31/2026 ~	EUR	43,000	43,491
Promotora de Informaciones SA (6.655% Cash and 5.000% PIK) 11.655% (EUR003M + 2.970%) due 06/30/2027 «~(c)		3,594	3,458
PUG LLC
8.931% - 9.681% due 02/12/2027		$14,291	13,532
8.931% - 9.681% due 02/12/2027 «		9,874	9,405
Radiate Holdco LLC 8.681% due 09/25/2026		7,246	5,954

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2023 (Unaudited)

RegionalCare Hospital Partners Holdings, Inc. 9.072% - 9.377% (LIBOR03M + 3.750%) due 11/16/2025 ~		2,137	2,136
Rising Tide Holdings, Inc. 1.000% due 06/01/2026		144	139
SCUR-Alpha 1503 GmbH
9.214% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	5,400	5,378
10.869% due 03/29/2030		$8,458	7,894
Steenbok Lux Finco 2 SARL 10.000% due 06/30/2026	EUR	59,004	28,197
Syneos TBD% due 09/19/2030		$7,400	7,246
Syniverse Holdings, Inc. 12.390% due 05/13/2027		41,653	36,911
Team Health Holdings, Inc.
8.181% (LIBOR01M + 2.750%) due 02/06/2024 ~		32,308	31,637
10.566% due 03/02/2027		7,020	5,369
Telemar Norte Leste SA
1.750% due 02/26/2035		17,631	1,206
1.750% (LIBOR06M + 1.750%) due 02/26/2035 ~		17,324	1,185
TransDigm, Inc. 8.640% due 08/24/2028		23	23
U.S. Renal Care, Inc. 10.607% due 06/20/2028		44,797	30,014
Veritas U.S., Inc. 10.431% due 09/01/2025		31,018	27,053
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		1,803	1,352
Windstream Services LLC
9.416% due 02/23/2027		14,910	14,761
11.666% due 09/21/2027		7,430	7,177

Total Loan Participations and Assignments (Cost $729,732)			676,058

CORPORATE BONDS & NOTES 37.8%
BANKING & FINANCE 12.9%
ADLER Real Estate AG 3.000% due 04/27/2026	EUR	400	328
Agps Bondco PLC
4.625% due 01/14/2026 ^(d)		12,300	5,444
5.500% due 11/13/2026 ^(d)		8,000	3,409
AIB Group PLC 6.608% due 09/13/2029 •		$1,000	997
Armor Holdco, Inc. 8.500% due 11/15/2029 (l)		14,000	12,200
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (l)	EUR	500	474
2.625% due 04/28/2025		19,170	19,033
7.677% due 01/18/2028 •		8,500	8,046
8.000% due 01/22/2030 •		3,909	3,932
8.500% due 09/10/2030 •		4,500	4,525
10.500% due 07/23/2029 (l)		6,159	6,578
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,600	408
Barclays PLC
2.894% due 11/24/2032 •(l)		$200	151
6.224% due 05/09/2034 •(l)		2,980	2,825
6.490% due 09/13/2029 •		700	695
6.692% due 09/13/2034 •		1,500	1,465
7.437% due 11/02/2033 •(l)		4,870	5,005
BOI Finance BV 7.500% due 02/16/2027 (l)	EUR	7,100	6,379
Brandywine Operating Partnership LP
3.950% due 11/15/2027		$500	414
4.550% due 10/01/2029		100	78
7.800% due 03/15/2028		200	186
CaixaBank SA
6.208% due 01/18/2029 •(l)		2,300	2,252
6.840% due 09/13/2034 •(l)		1,300	1,275
CBRE Services, Inc. 5.950% due 08/15/2034 (l)		2,100	1,983
Corsair International Ltd.
8.802% due 01/28/2027 •	EUR	1,300	1,364
9.152% due 01/28/2029 •		1,100	1,151
Cosaint Re Pte. Ltd. 15.286% (T-BILL 1MO + 9.250%) due 04/03/2028 ~		$1,900	1,652
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		300	21
3.125% due 10/22/2025		200	14
4.800% due 08/06/2030		200	13
6.150% due 09/17/2025		200	14
8.000% due 01/27/2024		300	28
Credit Suisse AG AT1 Claim ^		6,636	698
Deutsche Bank AG 6.720% due 01/18/2029 •(l)		1,300	1,293

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2023 (Unaudited)

EPR Properties
3.600% due 11/15/2031	100	74
3.750% due 08/15/2029	100	80
4.500% due 06/01/2027	400	358
4.950% due 04/15/2028	200	177
Essential Properties LP 2.950% due 07/15/2031 (l)	500	365
GSPA Monetization Trust 6.422% due 10/09/2029	4,553	4,320
Hampton Roads PPV LLC 6.171% due 06/15/2053	1,800	1,414
Hestia Re Ltd. 14.946% (T-BILL 1MO + 9.500%) due 04/22/2025 ~	1,878	1,833
HSBC Holdings PLC 6.254% due 03/09/2034 •(l)	600	587
Hudson Pacific Properties LP
3.250% due 01/15/2030	200	136
3.950% due 11/01/2027	200	158
4.650% due 04/01/2029	200	151
5.950% due 02/15/2028	800	668
Intesa Sanpaolo SpA 8.248% due 11/21/2033 •(l)	14,304	14,428
Kilroy Realty LP 2.650% due 11/15/2033	200	135
National Health Investors, Inc. 3.000% due 02/01/2031 (l)	800	586
Sanders Re Ltd. 17.196% (T-BILL 3MO + 11.750%) due 04/09/2029 ~	3,241	2,559
Seazen Group Ltd. 6.000% due 08/12/2024	200	110
Societe Generale SA
6.446% due 01/10/2029 •(l)	3,400	3,363
6.691% due 01/10/2034 •(l)	7,100	6,902
SVB Financial Group
1.800% due 02/02/2031 ^(d)	3,224	1,950
2.100% due 05/15/2028 ^(d)	500	312
3.125% due 06/05/2030 ^(d)	500	308
3.500% due 01/29/2025 ^(d)	200	132
4.345% due 04/29/2028 ^(d)	1,300	836
4.570% due 04/29/2033 ^(d)	4,200	2,657
UBS Group AG
5.959% due 01/12/2034 •(l)	4,700	4,512
6.442% due 08/11/2028 •(l)	4,000	3,998
6.442% due 08/11/2028 •	300	300
6.537% due 08/12/2033 •(l)	2,300	2,275
Uniti Group LP
6.000% due 01/15/2030 (l)	20,566	13,088
10.500% due 02/15/2028 (l)	10,171	9,972
VICI Properties LP
3.875% due 02/15/2029 (l)	3,300	2,855
4.500% due 09/01/2026 (l)	4,050	3,809
4.500% due 01/15/2028 (l)	3,050	2,787
5.750% due 02/01/2027 (l)	600	581
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(d)	20,412	11,099
Yosemite Re Ltd. 15.424% (T-BILL 3MO + 9.978%) due 06/06/2025 ~	1,790	1,865

		196,070

INDUSTRIALS 21.7%
Acushnet Co. 7.375% due 10/15/2028 (b)	500	504
Air Canada Pass-Through Trust 5.250% due 10/01/2030 (l)	1,097	1,060
Altice Financing SA 5.750% due 08/15/2029 (l)	2,851	2,340
Altice France Holding SA 10.500% due 05/15/2027 (l)	12,200	7,626
American Airlines Pass-Through Trust
3.350% due 04/15/2031 (l)	1,094	976
3.375% due 11/01/2028 (l)	420	375
3.700% due 04/01/2028 (l)	1,765	1,613
BAT International Finance PLC 5.931% due 02/02/2029 (l)	2,500	2,455
British Airways Pass-Through Trust 4.250% due 05/15/2034	51	46
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (c)(l)	1,479	1,164
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (c)(l)	3,120	2,438
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (c)(l)	5,227	4,097
CDW LLC 3.569% due 12/01/2031 (l)	2,300	1,897

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2023 (Unaudited)

CGG SA
7.750% due 04/01/2027 (l)	EUR	13,419	12,759
7.750% due 04/01/2027		3,100	2,948
8.750% due 04/01/2027 (l)		$8,648	7,746
Citgo Petroleum Corp. 8.375% due 01/15/2029 (l)		5,600	5,596
CVS Pass-Through Trust 7.507% due 01/10/2032 (l)		1,287	1,319
DISH DBS Corp.
5.250% due 12/01/2026 (l)		10,002	8,519
5.750% due 12/01/2028 (l)		17,500	13,486
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (c)		134	24
Ford Motor Co. 7.700% due 05/15/2097 (l)		18,556	18,110
Forward Air Corp. 9.500% due 10/15/2031 (b)		5,600	5,601
Greene King Finance PLC 7.138% (SONIO/N + 1.919%) due 12/15/2034 ~	GBP	350	340
HCA, Inc. 7.500% due 11/15/2095 (l)		$4,800	5,036
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (l)		33,857	30,111
Inter Media & Communication SpA 6.750% due 02/09/2027 (l)	EUR	7,000	7,106
Market Bidco Finco PLC 4.750% due 11/04/2027 (l)		1,800	1,646
Newfold Digital Holdings Group, Inc. 6.000% due 02/15/2029		$1,000	753
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (l)		21,100	18,209
NPC Ukrenergo 6.875% due 11/09/2028 ^(d)		1,000	272
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/30/2023 (g)(i)		1,279	31
Olympus Water U.S. Holding Corp. 5.375% due 10/01/2029 (l)	EUR	6,300	4,992
Petroleos Mexicanos 6.700% due 02/16/2032 (l)		$7,494	5,570
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (l)		3,412	3,160
Prosus NV
1.985% due 07/13/2033 (l)	EUR	1,100	780
2.778% due 01/19/2034 (l)		1,600	1,201
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(d)	GBP	1,500	1,435
Santos Finance Ltd. 6.875% due 09/19/2033		$1,300	1,273
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028 (b)		2,400	2,407
Star Parent, Inc. 9.000% due 10/01/2030		2,300	2,327
Syngenta Finance NV 4.892% due 04/24/2025 (l)		200	195
Topaz Solar Farms LLC
4.875% due 09/30/2039 (l)		3,656	3,305
5.750% due 09/30/2039 (l)		29,409	27,209
Transocean Aquila Ltd. 8.000% due 09/30/2028 (b)		1,200	1,201
U.S. Renal Care, Inc. 10.625% due 06/28/2028		3,751	2,513
United Airlines Pass-Through Trust 4.150% due 02/25/2033		73	66
Valaris Ltd. 8.375% due 04/30/2030 (l)		7,821	7,834
Vale SA 1.641% due 12/29/2049 ~(i)	BRL	250,000	15,550
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		$800	674
3.875% due 11/01/2033		200	156
4.125% due 08/15/2031		368	302
Veritas U.S., Inc. 7.500% due 09/01/2025 (l)		12,780	10,699
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^(c)(d)		62,397	56,781
Windstream Escrow LLC 7.750% due 08/15/2028 (l)		17,165	13,666

			329,499

UTILITIES 3.2%
AT&T, Inc.
2.750% due 06/01/2031		400	320
4.300% due 02/15/2030		200	182
4.350% due 03/01/2029		100	93

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2023 (Unaudited)

FORESEA Holding SA 7.500% due 06/15/2030	1,345	1,266
Mountain States Telephone & Telegraph Co. 7.375% due 05/01/2030	6,900	4,066
NGD Holdings BV 6.750% due 12/31/2026	1,261	908
Oi SA 10.000% due 07/27/2025 ^(d)	64,484	4,412
Pacific Gas & Electric Co.
3.750% due 08/15/2042	46	30
4.000% due 12/01/2046 (l)	1,006	640
4.200% due 03/01/2029 (l)	4,200	3,717
4.300% due 03/15/2045 (l)	257	174
4.450% due 04/15/2042 (l)	2,491	1,783
4.500% due 12/15/2041	65	45
4.750% due 02/15/2044 (l)	9,791	7,247
4.950% due 07/01/2050 (l)	7,538	5,629
Peru LNG SRL 5.375% due 03/22/2030	18,496	14,540
Vistra Operations Co. LLC 6.950% due 10/15/2033 (l)	4,000	3,928

		48,980

Total Corporate Bonds & Notes (Cost $697,931)		574,549

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
DISH Network Corp. 3.375% due 08/15/2026	5,900	3,575

Total Convertible Bonds & Notes (Cost $5,900)		3,575

MUNICIPAL BONDS & NOTES 2.3%
CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	905	822
4.214% due 06/01/2050	2,400	1,639

		2,461

MICHIGAN 0.1%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	3,000	2,116

PUERTO RICO 1.6%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	10,868	5,651
0.000% due 11/01/2051	37,397	18,051

		23,702

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)	78,700	6,211

Total Municipal Bonds & Notes (Cost $36,524)		34,490

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
3.000% due 01/25/2042 (a)	115	6
3.500% due 02/25/2033 (a)	854	74
4.500% due 07/25/2050 (a)(l)	4,416	956
5.000% due 02/25/2036 ~(a)	204	29
11.179% due 07/25/2029 •	2,010	2,262
Freddie Mac
0.000% due 02/15/2036 - 03/15/2044 •(l)	9,968	6,995
0.000% due 03/15/2043 •	69	38
1.672% due 02/15/2034 •(a)	860	64
3.000% due 12/25/2050 (a)(l)	7,243	1,132
3.500% due 10/15/2035 (a)(l)	874	89
6.156% due 11/25/2055 «~	13,511	7,869
12.979% due 12/25/2027 •	3,859	4,072
Ginnie Mae
1.311% due 01/20/2042 •(a)	805	63
3.500% due 09/16/2041 - 06/20/2042 (a)	339	44

Total U.S. Government Agencies (Cost $27,762)		23,693

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.6%
Adjustable Rate Mortgage Trust
5.774% due 05/25/2036 •	1,439	570

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2023 (Unaudited)

6.584% due 01/25/2035 •		2,374	2,120
Banc of America Funding Trust
5.500% due 01/25/2036 «		48	45
5.674% due 06/26/2036 •		4,318	3,448
6.000% due 07/25/2037 ^		307	241
BCAP LLC Trust
3.549% due 03/27/2036 ~		2,333	1,647
4.386% due 02/26/2036 ~		1,298	1,165
4.534% due 03/26/2037 þ		1,190	1,675
7.000% due 12/26/2036 ~		2,005	1,249
Bear Stearns ALT-A Trust
3.939% due 08/25/2046 ^~		2,523	1,772
4.216% due 08/25/2036 ^~		1,973	999
4.265% due 11/25/2034 «~		174	155
4.491% due 11/25/2036 ^~		465	239
4.714% due 09/25/2035 ^~		432	237
Bear Stearns Asset-Backed Securities Trust 5.834% due 04/25/2037 •		7,557	6,266
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ		122	121
Benchmark Mortgage Trust 2.852% due 02/15/2054 ~		8,388	4,070
Beneria Cowen & Pritzer Collateral Funding Corp. 6.644% due 06/15/2038 •		450	396
BFLD Trust
8.397% due 10/15/2035 •		930	452
9.147% due 10/15/2035 •		4,700	1,670
9.647% due 10/15/2035 •		2,900	617
CALI Mortgage Trust 3.957% due 03/10/2039		8,200	6,267
CD Mortgage Trust 5.688% due 10/15/2048		563	491
Chase Mortgage Finance Trust
4.028% due 12/25/2035 ^«~		7	6
6.000% due 02/25/2037 ^		1,188	462
6.000% due 03/25/2037 ^		280	156
6.000% due 07/25/2037 ^		1,016	459
Citigroup Commercial Mortgage Trust 5.617% due 12/10/2049 ~		208	142
Citigroup Mortgage Loan Trust
4.109% due 03/25/2037 ^~		235	200
4.197% due 04/25/2037 ^~		1,221	1,030
4.887% due 11/25/2035 ~		10,448	5,799
6.000% due 11/25/2036 ~		8,968	5,004
CitiMortgage Alternative Loan Trust
5.750% due 04/25/2037 ^		1,031	905
5.750% due 04/25/2037 ^«		128	109
Colony Mortgage Capital Ltd. 7.468% due 11/15/2038 •		4,100	3,795
Commercial Mortgage Loan Trust 6.809% due 12/10/2049 ~		717	95
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~		1,355	773
Countrywide Alternative Loan Trust
0.000% due 04/25/2037 ^•(a)		13,396	548
1.708% due 02/25/2036 •		856	556
4.093% due 06/25/2037 ^~		799	706
5.500% due 03/25/2035		381	164
5.500% due 09/25/2035 ^		2,840	1,887
5.750% due 01/25/2035		222	208
5.750% due 02/25/2035		335	229
5.859% due 03/20/2046 •		2,390	1,920
5.974% due 08/25/2035 •		217	115
6.000% due 02/25/2035		442	322
6.000% due 04/25/2036		1,224	588
6.000% due 05/25/2036 ^		2,782	1,394
6.000% due 02/25/2037 ^		493	195
6.000% due 02/25/2037		1,486	786
6.000% due 04/25/2037 ^		4,030	1,885
6.000% due 08/25/2037 ^•		6,418	3,251
6.250% due 10/25/2036 ^		1,419	815
6.250% due 12/25/2036 ^•		2,358	1,055
6.500% due 08/25/2036 ^		661	210
6.500% due 09/25/2036 ^		316	169
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037 ^		409	178
6.000% due 04/25/2036 ^«		245	139
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 04/25/2036 ^		904	474
DBGS Mortgage Trust 6.842% due 10/15/2036 •		1,000	933
Eurosail PLC
6.688% due 06/13/2045 •	GBP	4,487	4,087
9.338% due 06/13/2045 •		1,394	1,394
First Horizon Alternative Mortgage Securities Trust 6.250% due 11/25/2036 ^		$940	288

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2023 (Unaudited)

Freddie Mac
10.815% due 01/25/2034 •		5,000	4,885
13.115% due 11/25/2041 •		8,800	9,131
GS Mortgage Securities Corp. Trust
4.744% due 10/10/2032 ~		9,200	8,510
6.580% due 07/15/2035 •		1,298	981
8.733% due 08/15/2039 •		2,600	2,599
GSR Mortgage Loan Trust
3.434% due 03/25/2037 ^~		1,180	652
4.501% due 11/25/2035 ^~		466	386
Hilton USA Trust 2.828% due 11/05/2035		2,100	1,670
HomeBanc Mortgage Trust 6.634% due 03/25/2035 «•		70	44
IndyMac IMSC Mortgage Loan Trust 6.500% due 07/25/2037 ^		6,485	2,053
Jackson Park Trust 3.350% due 10/14/2039 ~		3,368	2,370
JP Morgan Alternative Loan Trust 3.810% due 03/25/2037 ~		4,128	3,718
JP Morgan Chase Commercial Mortgage Securities Trust
7.235% due 10/05/2040		1,600	1,578
8.697% due 02/15/2035 •		5,066	4,792
JP Morgan Mortgage Trust
4.050% due 06/25/2036 ^«~		314	213
4.137% due 02/25/2036 ^~		860	621
4.363% due 01/25/2037 ^~		387	336
5.144% due 10/25/2035 «~		11	10
Lehman Mortgage Trust 6.000% due 07/25/2037 ^«		47	40
Lehman XS Trust 5.874% due 06/25/2047 •		1,471	1,293
MASTR Alternative Loan Trust 6.750% due 07/25/2036		2,815	1,007
Merrill Lynch Mortgage Investors Trust 3.716% due 03/25/2036 ^~		2,007	1,115
Morgan Stanley Capital Trust 7.247% due 12/15/2036 •(l)		8,125	3,209
Natixis Commercial Mortgage Securities Trust
3.917% due 11/15/2032 ~		7,797	6,130
8.500% due 11/15/2034 •		4,500	4,150
New Orleans Hotel Trust 6.969% due 04/15/2032 •		2,200	2,071
NYO Commercial Mortgage Trust
6.542% due 11/15/2038 •		1,000	894
7.992% due 11/15/2038 •		2,500	1,735
RBSSP Resecuritization Trust
5.654% due 10/27/2036 •		3,609	1,119
5.669% due 08/27/2037 •		8,000	3,744
Residential Accredit Loans, Inc. Trust
5.814% due 08/25/2036 ^•		307	300
5.894% due 05/25/2037 ^«•		161	136
6.000% due 08/25/2036 ^		290	232
6.000% due 05/25/2037 ^		1,019	756
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		295	112
6.000% due 02/25/2037 ^		1,463	579
6.250% due 09/25/2037 ^		4,630	1,898
Residential Funding Mortgage Securities, Inc. Trust 4.572% due 02/25/2037 ~		1,387	951
SG Commercial Mortgage Securities Trust 2.937% due 03/15/2037		3,400	3,072
Stratton Mortgage Funding PLC
8.159% due 07/20/2060 •	GBP	9,600	11,620
8.409% due 07/20/2060 •		11,607	14,027
Structured Adjustable Rate Mortgage Loan Trust
4.494% due 01/25/2036 ^~		$3,840	1,992
4.570% due 07/25/2035 ^~		805	680
4.606% due 11/25/2036 ^~		1,988	1,637
Structured Asset Mortgage Investments Trust 5.554% due 08/25/2036 •		70	59
SunTrust Adjustable Rate Mortgage Loan Trust
4.061% due 02/25/2037 ^~		151	127
4.077% due 02/25/2037 ^~		1,453	1,250
4.152% due 04/25/2037 ^~		194	118
VASA Trust 6.347% due 07/15/2039 •		1,000	878
Wachovia Mortgage Loan Trust LLC 1.732% due 08/25/2036 •		2,267	793
WaMu Mortgage Pass-Through Certificates Trust
3.705% due 02/25/2037 ^~		483	401
3.770% due 07/25/2037 ^~		389	323
3.873% due 10/25/2036 ^~		686	591
4.554% due 07/25/2037 ^~		831	760
Washington Mutual Mortgage Pass-Through Certificates Trust
5.466% due 05/25/2047 ^«•		118	15

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2023 (Unaudited)

6.000% due 10/25/2035 ^		871	630
6.000% due 03/25/2036 ^		1,036	939
6.000% due 02/25/2037		2,308	1,796
WSTN Trust
7.958% due 07/05/2037 ~		3,700	3,672
8.748% due 07/05/2037 ~		3,700	3,671
10.174% due 07/05/2037 ~		3,000	2,989

Total Non-Agency Mortgage-Backed Securities (Cost $235,525)			207,403

ASSET-BACKED SECURITIES 8.8%
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	615
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.784% due 03/25/2033 «•		$35	32
Apidos CLO 0.000% due 01/20/2031 ~		8,800	2,872
Belle Haven ABS CDO Ltd. 5.780% due 07/05/2046 •		324,260	32
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		6,000	1,199
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,100	909
0.000% due 10/22/2031 ~		3,000	588
Cork Street CLO DAC 0.000% due 11/27/2028 ~	EUR	700	132
Countrywide Asset-Backed Certificates Trust 5.779% due 05/25/2037 •		$7,795	4,844
Credit-Based Asset Servicing & Securitization LLC 3.226% due 12/25/2035 ^«þ		1	1
Crown City CLO 0.000% due 04/20/2035 ~		1,600	1,071
Dryden CLO Ltd. 0.000% due 07/17/2031 ~		14,311	5,776
First Franklin Mortgage Loan Trust 5.754% due 10/25/2036 •		2,792	1,805
Fremont Home Loan Trust
5.584% due 01/25/2037 •		5,288	2,395
5.914% due 02/25/2036 •		12,511	8,342
Glacier Funding CDO Ltd. 5.901% due 08/04/2035 •		7,164	867
GSAMP Trust 5.574% due 12/25/2036 •		1,305	701
Home Equity Mortgage Loan Asset-Backed Trust 5.594% due 07/25/2037 •		2,485	1,343
JP Morgan Mortgage Acquisition Trust 6.330% due 07/25/2036 ^þ		98	28
Lehman XS Trust 6.790% due 06/24/2046 «þ		3	12
LNR CDO Ltd. 5.713% due 02/28/2043 •		3,114	35
Long Beach Mortgage Loan Trust 6.034% due 01/25/2036 •		3,973	3,657
Marlette Funding Trust 0.000% due 09/17/2029 «(g)		15	742
Merrill Lynch Mortgage Investors Trust
3.910% due 03/25/2037 þ		5,990	1,363
5.754% due 04/25/2037 •		308	147
Morgan Stanley ABS Capital, Inc. Trust 5.584% due 10/25/2036 •		5,587	2,884
Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ^~		729	399
N-Star REL CDO Ltd. 5.864% due 02/01/2041 •		415	314
Orient Point CDO Ltd. 5.927% due 10/03/2045 •		114,425	34,689
Pagaya AI Debt Selection Trust
3.270% due 05/15/2029		3,325	2,879
8.491% due 06/16/2031		6,200	6,216
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		11,496	3,202
7.238% due 09/25/2037 ^þ		7,820	3,325
Securitized Asset-Backed Receivables LLC Trust 5.854% due 03/25/2036 •		11,150	10,167
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(g)		8	3,742
SLM Student Loan Trust 0.000% due 01/25/2042 «(g)		7	1,521
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(g)		3	850
0.000% due 10/15/2048 «(g)		3	964
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (g)		7,500	696
0.000% due 07/25/2040 «(g)		38	403
0.000% due 09/25/2040 «(g)		3,226	392

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2023 (Unaudited)

South Coast Funding Ltd. 6.227% due 08/10/2038 •		18,693	1,283
Structured Asset Investment Loan Trust 6.409% due 06/25/2035 •		3,628	2,934
Taberna Preferred Funding Ltd.
5.991% due 12/05/2036 •		10,028	8,774
6.011% due 08/05/2036 •		442	398
6.011% due 08/05/2036 ^•		8,561	7,705

Total Asset-Backed Securities (Cost $226,441)			133,245

SOVEREIGN ISSUES 3.9%
Argentina Government International Bond
0.750% due 07/09/2030 þ		9,499	2,358
1.000% due 07/09/2029		1,352	373
3.500% due 07/09/2041 þ		17,491	4,539
3.625% due 07/09/2035 þ		9,460	2,262
3.625% due 07/09/2046 þ		115	29
4.250% due 01/09/2038 þ		22,691	6,677
15.500% due 10/17/2026	ARS	92,410	22
Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	352,800	6,497
13.000% due 01/30/2026		369,300	6,817
Dominican Republic International Bond
11.250% due 09/15/2035		204,300	3,700
13.625% due 02/03/2033		51,300	1,066
Ghana Government International Bond
6.375% due 02/11/2027 ^(d)		$1,100	491
7.875% due 02/11/2035 ^(d)		1,300	584
8.750% due 03/11/2061 ^(d)		400	172
10.750% due 10/14/2030 ^		800	540
Provincia de Buenos Aires 105.742% due 04/12/2025	ARS	857,105	983
Romania Government International Bond
5.500% due 09/18/2028	EUR	2,600	2,727
6.375% due 09/18/2033		2,600	2,709
Russia Government International Bond
5.625% due 04/04/2042 ^(d)		$13,400	9,147
5.875% due 09/16/2043 ^(d)		200	127
State Agency of Roads of Ukraine 6.250% due 06/24/2030 ^(d)		1,300	353
Ukraine Government International Bond
4.375% due 01/27/2032 ^(d)	EUR	17,523	4,446
7.750% due 09/01/2024 ^(d)		$9,800	3,356
Venezuela Government International Bond
8.250% due 10/13/2024 ^(d)		70	7
9.250% due 09/15/2027 ^(d)		598	61

Total Sovereign Issues (Cost $95,886)			60,043

		SHARES
COMMON STOCKS 4.9%
COMMUNICATION SERVICES 0.2%
Clear Channel Outdoor Holdings, Inc. (e)		1,167,686	1,845
iHeartMedia, Inc. 'A' (e)		275,106	870
iHeartMedia, Inc. 'B' «(e)		213,502	607
Promotora de Informaciones SA (e)		1,233,318	477

			3,799

CONSUMER DISCRETIONARY 0.0%
Steinhoff International Holdings NV «(e)(j)		97,336,659	0

ENERGY 0.0%
Axis Energy Services 'A' «(j)		6,085	199

FINANCIALS 1.2%
Banca Monte dei Paschi di Siena SpA (e)		2,152,500	5,496
Intelsat Emergence SA «(e)(j)		460,477	12,345
UBS Group AG		4,114	102

			17,943

INDUSTRIALS 1.9%
Drillco Holding Lux SA «(e)		31,696	832
Drillco Holding Lux SA «(e)(j)		76,156	1,999
Mcdermott International Ltd. (e)		57,729	15
Neiman Marcus Group Ltd. LLC «(e)(j)		152,491	20,734
Syniverse Holdings, Inc. «(j)		5,298,848	4,796
Voyager Aviation Holdings LLC «(e)		2,841	0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2023 (Unaudited)

Westmoreland Mining Holdings «(e)(j)	44,693	514
Westmoreland Mining LLC «(e)(j)	45,087	293

		29,183

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(e)	42,113	0

UTILITIES 1.6%
West Marine New «(e)(j)	13,000	136
Windstream Units «(e)	1,181,266	23,509

		23,645

Total Common Stocks (Cost $78,256)		74,769

RIGHTS 0.0%
INDUSTRIALS 0.0%
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «(e)	48,692	455

Total Rights (Cost $0)		455

WARRANTS 0.0%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	202	0
Intelsat Emergence SA - Exp. 02/17/2027 «	1,383	3

		3

INDUSTRIALS 0.0%
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «	48,178	447

UTILITIES 0.0%
West Marine - Exp. 09/08/2028 «	1,687	0

Total Warrants (Cost $10,190)		450

PREFERRED SECURITIES 2.0%
BANKING & FINANCE 2.0%
AGFC Capital Trust 7.320% (US0003M + 1.750%) due 01/15/2067 ~(l)	1,800,000	953
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(i)	110,000	94
Compeer Financial ACA 4.875% due 08/15/2026 •(i)	4,400,000	3,982
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(i)	1,000,000	937
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)	25,700,000	25,037
SVB Financial Group
4.000% due 05/15/2026 ^(d)(i)	500,000	19
4.250% due 11/15/2026 ^(d)(i)	300,000	11
4.700% due 11/15/2031 ^(d)(i)	498,000	19

		31,052

INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC 9.500% «	17,047	0

Total Preferred Securities (Cost $48,253)		31,052

REAL ESTATE INVESTMENT TRUSTS 0.6%
REAL ESTATE 0.6%
CBL & Associates Properties, Inc.	11,978	251
Uniti Group, Inc.	424,278	2,003
VICI Properties, Inc.	210,228	6,118

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2023 (Unaudited)

Total Real Estate Investment Trusts (Cost $4,366)			8,372

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.3%
REPURCHASE AGREEMENTS (k) 5.8%			89,000

ARGENTINA TREASURY BILLS 0.1%
63.420% due 10/18/2023 - 11/23/2023 (f)(g)(h)	ARS	931,839	1,270

U.S. TREASURY BILLS 0.4%
5.415% due 10/05/2023 - 12/28/2023 (b)(f)(g)(l)(o)		$5,412	5,375

Total Short-Term Instruments (Cost $96,123)			95,645

Total Investments in Securities (Cost $2,292,889)			1,923,799

Total Investments 126.4% (Cost $2,292,889)			$1,923,799
Financial Derivative Instruments (m)(n) 0.4%(Cost or Premiums, net $(56,053))			6,212
Auction Rate Preferred Shares (5.6)%			(85,525)
Other Assets and Liabilities, net (21.2)%			(322,478)

Net Assets Applicable to Common Shareholders 100.0%			$1,522,008

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Axis Energy Services 'A'	07/01/2021	$90	$199	0.01%
Drillco Holding Lux SA	06/08/2023	1,523	1,999	0.13
Intelsat Emergence SA	06/08/2023	31,412	12,345	0.81
Neiman Marcus Group Ltd. LLC	06/19/2017 - 07/03/2023	4,911	20,734	1.36
Steinhoff International Holdings NV	09/25/2020	0	0	0.00
Syniverse Holdings, Inc.	06/30/2023	5,205	4,796	0.32
West Marine New	05/12/2022 - 05/31/2023	187	136	0.01
Westmoreland Mining Holdings	09/12/2023	1,161	514	0.03
Westmoreland Mining LLC	07/29/2015 - 03/26/2019	299	293	0.02

$44,788	$41,016	2.69%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

JPS	5.370%	10/02/2023	10/03/2023	$33,700	U.S. Treasury Bonds 2.375% due 05/15/2051	$(34,312)	$33,700	$33,700
SAL	5.330	09/29/2023	10/02/2023	55,300	U.S. Treasury Note/Bond 0.375% due 01/31/2026	(56,374)	55,300	55,325

Total Repurchase Agreements	$(90,686)	$89,000	$89,025

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Payable for Reverse Repurchase Agreements

BMO	5.660%	09/22/2023	11/20/2023	$(11,312)	$(11,329)
BOS	5.810	07/11/2023	10/10/2023	(3,059)	(3,100)
6.240	09/22/2023	11/03/2023	(13,182)	(13,205)
6.310	09/11/2023	01/09/2024	(5,318)	(5,337)
BPS	4.142	09/22/2023	12/22/2023	EUR	(1,035)	(1,096)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2023 (Unaudited)

4.430	09/22/2023	12/22/2023	(3,352)	(3,548)
4.460	09/18/2023	12/18/2023	(6,484)	(6,867)
5.500	08/11/2023	10/10/2023	$(7,854)	(7,916)
5.720	07/14/2023	10/13/2023	(28,671)	(29,036)
5.910	09/18/2023	03/14/2024	(1,755)	(1,759)
6.030	07/31/2023	01/29/2024	(981)	(992)
6.030	08/04/2023	01/29/2024	(4,209)	(4,251)
BYR	5.780	09/27/2023	11/28/2023	(3,944)	(3,948)
5.780	09/29/2023	11/28/2023	(395)	(395)
5.940	09/20/2023	11/20/2023	(4,016)	(4,024)
5.940	09/29/2023	11/28/2023	(3,157)	(3,159)
CDC	5.630	06/02/2023	10/02/2023	(595)	(606)
5.760	09/29/2023	01/29/2024	(4,817)	(4,819)
5.820	10/02/2023	01/02/2024	(568)	(568)
5.880	07/28/2023	01/24/2024	(14,987)	(15,149)
5.880	10/02/2023	01/24/2024	(3,163)	(3,163)
5.900	07/05/2023	10/03/2023	(796)	(807)
5.990	10/03/2023	01/02/2024	(788)	(788)
6.010	09/11/2023	01/08/2024	(11,727)	(11,769)
6.010	09/11/2023	01/10/2024	(28,584)	(28,684)
6.010	09/15/2023	01/12/2024	(5,898)	(5,914)
6.010	09/29/2023	01/29/2024	(13,750)	(13,757)
6.130	07/28/2023	01/24/2024	(3,208)	(3,244)
IND	5.850	07/31/2023	12/29/2023	(8,684)	(8,773)
5.900	07/31/2023	12/29/2023	(1,168)	(1,180)
6.020	08/07/2023	02/07/2024	(17,010)	(17,169)
MEI	5.940	09/18/2023	11/17/2023	(1,208)	(1,210)
MYI	2.500	05/10/2023	TBD(3)	EUR	(2,740)	(2,922)
RCY	6.110	09/15/2023	03/18/2024	$(8,008)	(8,031)
SCX	4.150	09/11/2023	12/11/2023	EUR	(673)	(714)
5.750	08/24/2023	10/10/2023	$(2,226)	(2,239)
SOG	5.620	04/12/2023	10/12/2023	(5,901)	(6,060)
5.620	09/22/2023	10/12/2023	(845)	(846)
5.840	07/14/2023	10/16/2023	(2,828)	(2,865)
5.840	08/11/2023	10/16/2023	(4,371)	(4,407)
5.840	09/22/2023	10/16/2023	(501)	(502)
5.840	09/26/2023	10/16/2023	(4,776)	(4,781)
5.880	07/27/2023	10/24/2023	(3,329)	(3,365)
5.880	07/31/2023	10/24/2023	(2,476)	(2,502)
5.880	08/07/2023	10/24/2023	(4,438)	(4,478)
5.880	08/08/2023	10/24/2023	(1,452)	(1,465)
5.880	08/14/2023	10/24/2023	(5,224)	(5,266)
5.950	08/03/2023	12/04/2023	(7,153)	(7,224)
5.950	09/26/2023	12/04/2023	(2,163)	(2,166)
6.020	09/27/2023	11/15/2023	(483)	(483)
6.030	07/27/2023	01/29/2024	(5,501)	(5,563)
6.070	08/17/2023	02/20/2024	(1,600)	(1,613)
TDM	5.650	07/28/2023	TBD(3)	(16,851)	(17,025)
5.720	09/22/2023	11/24/2023	(7,248)	(7,259)
UBS	4.100	06/08/2023	TBD(3)	EUR	(392)	(420)
4.149	09/11/2023	12/11/2023	(1,280)	(1,357)
4.199	09/11/2023	12/11/2023	(1,663)	(1,762)
4.230	07/05/2023	TBD(3)	(3,637)	(3,884)
4.275	09/22/2023	12/22/2023	(9,772)	(10,344)
5.680	09/08/2023	TBD(3)	$(4,269)	(4,285)

Total Reverse Repurchase Agreements	$(331,390)

(l)	Securities with an aggregate market value of $367,251 and cash of $3,734 have been pledged as collateral under the terms of master agreements as of September 30, 2023.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(283,953) at a weighted average interest rate of 5.551%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	1.046%	$900	$(10)	$9	$(1)	$0	$0
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	3.735	EUR	300	21	(11)	10	0	(2)
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2026	4.353	11,447	424	(181)	243	0	(25)

$435	$(183)	$252	$0	$(27)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2023 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	15,700	$1,524	$3,486	$5,010	$65	$0
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		8,000	891	980	1,871	36	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		3,900	800	1,905	2,705	40	0
Receive	1-Day USD-SOFR Compounded-OIS	0.250	Semi-Annual	06/16/2024		$10,000	9	396	405	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		58,200	(4)	1,596	1,592	0	(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		29,400	3	808	811	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	06/17/2025		8,580	135	(511)	(376)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		4,600	2	208	210	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/15/2026		44,400	722	(3,850)	(3,128)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		35,000	329	3,646	3,975	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		12,450	(2)	1,412	1,410	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027		49,800	(123)	(5,135)	(5,258)	26	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		20,600	(5)	2,276	2,271	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027		82,200	(218)	(8,184)	(8,402)	45	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027		6,000	(1)	666	665	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027		19,900	(51)	(2,008)	(2,059)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		73,900	280	(6,567)	(6,287)	75	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		83,700	(7,417)	(2,337)	(9,754)	81	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		47,100	(11)	6,884	6,873	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	08/24/2028		71,000	(17)	10,477	10,460	0	(68)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		175,700	1,523	(5,849)	(4,326)	257	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		263,700	8,727	(30,332)	(21,605)	319	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		386,500	(39,813)	(17,727)	(57,540)	452	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		3,600	(60)	848	788	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.160	Semi-Annual	04/12/2031		6,100	(1)	1,382	1,381	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		19,700	1,152	3,750	4,902	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		97,600	(1,365)	19,839	18,474	0	(134)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/09/2032		128,200	870	28,466	29,336	0	(184)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		69,800	(9,546)	(4,073)	(13,619)	110	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Semi-Annual	06/19/2044		161,500	(4,025)	(17,891)	(21,916)	552	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		2,200	(3)	741	738	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		19,800	(137)	7,684	7,547	0	(59)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		28,200	(69)	11,926	11,857	0	(80)
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		29,300	(114)	11,812	11,698	0	(85)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		9,800	(29)	3,326	3,297	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		17,000	1,539	6,960	8,499	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		144,400	962	62,391	63,353	0	(428)
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	2,200	0	(10)	(10)	1	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		1,500	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		1,800	0	(7)	(7)	1	0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2023 (Unaudited)

Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		4,900	0	(4)	(4)	1	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		8,200	0	(4)	(4)	2	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		4,100	0	(1)	(1)	1	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		4,000	0	(1)	(1)	1	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		8,200	0	(1)	(1)	2	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		2,600	0	(5)	(5)	2	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		1,300	0	(2)	(2)	1	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		1,300	0	(2)	(2)	1	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		700	0	1	1	1	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		3,000	0	3	3	2	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		7,100	0	14	14	5	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	13,400	332	(515)	(183)	0	(7)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	21,400	392	4,212	4,604	0	(1)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		17,200	1,607	2,759	4,366	10	0
Receive	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		1,900	149	96	245	1	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		8,100	702	3,456	4,158	0	(21)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		39,800	480	2,493	2,973	0	(123)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024	MXN	27,500	0	24	24	0	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		11,400	0	10	10	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		8,700	0	7	7	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		3,300	0	9	9	0	(1)
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		3,700	0	7	7	0	(1)
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		1,800	7	5	12	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		7,400	30	19	49	0	(2)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		1,800	0	4	4	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		4,300	0	11	11	0	(1)

							$(39,844)	$101,972	$62,128	$2,117	$(1,402)

Total Swap Agreements							$(39,409)	$101,789	$62,380	$2,117	$(1,429)

Cash of $48,594 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		10/2023		GBP	1,987		$2,465		$40		$0
		12/2023		INR	457		5		0		0
		02/2024			$3		CNY	25	0		0
BPS		10/2023		EUR	12,074		$12,886		120		0
		10/2023			$293,527		EUR	276,875	5		(806)
		11/2023		CAD	8,266		$6,170		80		0
		11/2023		EUR	255,114		270,676		624		0
		02/2024			$5		CNY	34	0		0
		03/2024			412		IDR	6,350,440	0		(1)
BRC		11/2023		AUD	314		$200		0		(2)
CBK		10/2023		BRL	82,081		16,789		459		0
		10/2023		GBP	21,340		26,640		603		0
		10/2023			$16,908		BRL	82,081	0		(579)
		11/2023		BRL	82,441		$16,908		578		0
		11/2023		CAD	562		419		5		0
		11/2023			$16,559		BRL	83,492	0		(21)
GLM		10/2023		MXN	1,246		$72		1		0
		11/2023		DOP	57,091		1,002		1		0
		01/2024			413,113		7,253		78		0
		02/2024			106,559		1,851		4		0
		03/2024		IDR	9,891,268		642		2		0
		03/2024			$555		IDR	8,515,989	0		(4)
JPM		11/2023		NOK	594		$58		3		0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2023 (Unaudited)

12/2023	INR	927	11	0	0
03/2024	IDR	15,153,873	982	1	0
MBC	10/2023	EUR	277,703	300,237	6,636	0
10/2023	GBP	28,698	36,102	1,088	0
10/2023	$6,963	EUR	6,522	0	(67)
03/2024	IDR	18,457,680	$1,197	4	0
MYI	02/2024	$4	CNY	26	0	0
03/2024	IDR	3,086,642	$201	1	0
03/2024	$1,840	IDR	28,297,944	0	(10)
RBC	10/2023	8,440	EUR	7,758	0	(238)
11/2023	CAD	61	$46	0	0
SCX	11/2023	$1,463	EUR	1,378	0	(5)
12/2023	INR	544	$6	0	0
03/2024	$363	IDR	5,557,430	0	(3)
SSB	10/2023	BRL	262	$54	2	0
TOR	10/2023	$63,200	GBP	52,025	276	0
11/2023	CAD	244	$181	2	0
11/2023	GBP	52,025	63,211	0	(277)
12/2023	INR	594	7	0	0
UAG	10/2023	AUD	314	202	0	0

Total Forward Foreign Currency Contracts	$10,613	$(2,013)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Eskom «	4.650%	Quarterly	06/30/2029	0.033%	$7,400	$0	$332	$332	$0
GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.402	1,000	140	(18)	122	0
JPM	Banca Monte Dei Paschi Di	5.000	Quarterly	06/20/2025	2.061	EUR	300	(6)	21	15	0

$134	$335	$469	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$20,983	$(5,336)	$4,491	$0	$(845)
GST	ABX.HE.AA.6-1 Index «	0.320	Monthly	07/25/2045	7,498	(356)	(217)	0	(573)
ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	1,775	(449)	378	0	(71)
MEI	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	24,457	(6,200)	5,216	0	(984)
MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	26,624	(4,437)	3,365	0	(1,072)

$(16,778)	$13,233	$0	$(3,545)

Total Swap Agreements	$(16,644)	$13,568	$469	$(3,545)

(o)

Securities with an aggregate market value of $4,137 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2023 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$1,775	$590,628	$83,655	$676,058
Corporate Bonds & Notes
Banking & Finance	0	184,971	11,099	196,070
Industrials	0	329,499	0	329,499
Utilities	0	48,980	0	48,980
Convertible Bonds & Notes
Industrials	0	3,575	0	3,575
Municipal Bonds & Notes
California	0	2,461	0	2,461
Michigan	0	2,116	0	2,116
Puerto Rico	0	23,702	0	23,702
West Virginia	0	6,211	0	6,211
U.S. Government Agencies	0	15,824	7,869	23,693
Non-Agency Mortgage-Backed Securities	0	206,491	912	207,403
Asset-Backed Securities	0	124,586	8,659	133,245
Sovereign Issues	0	60,043	0	60,043
Common Stocks
Communication Services	3,192	0	607	3,799
Energy	0	0	199	199
Financials	5,598	0	12,345	17,943
Industrials	0	15	29,168	29,183
Utilities	0	0	23,645	23,645
Rights
Industrials	0	0	455	455
Warrants
Financials	0	0	3	3
Industrials	0	0	447	447
Preferred Securities
Banking & Finance	0	31,052	0	31,052
Real Estate Investment Trusts
Real Estate	8,372	0	0	8,372
Short-Term Instruments
Repurchase Agreements	0	89,000	0	89,000
Argentina Treasury Bills	0	1,270	0	1,270
U.S. Treasury Bills	0	5,375	0	5,375

Total Investments	$18,937	$1,725,799	$179,063	$1,923,799

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,117	0	2,117
Over the counter	0	10,750	332	11,082

$0	$12,867	$332	$13,199
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,429)	0	(1,429)
Over the counter	0	(2,013)	(3,545)	(5,558)

$0	$(3,442)	$(3,545)	$(6,987)

Total Financial Derivative Instruments	$0	$9,425	$(3,213)	$6,212

Totals	$18,937	$1,735,224	$175,850	$1,930,011

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:
Category and Subcategory	Beginning Balance at 06/30/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$185,455	$16,954	$(43,515)	$1,827	$381	$(11,130)	$137	$(66,454)	$83,655	$2,491
Corporate Bonds & Notes
Banking & Finance	0	0	0	0	0	0	11,099	0	11,099	0
Utilities(3)	1,189	0	(1)	2	0	75	0	(1,265)	0	0
U.S. Government Agencies	7,814	0	(34)	9	11	69	0	0	7,869	65
Non-Agency Mortgage-Backed Securities	956	10	(36)	6	4	(28)	0	0	912	(26)
Asset-Backed Securities	10,424	0	(1)	13	0	(1,789)	12	0	8,659	(1,788)
Common Stocks
Communication Services	700	0	0	0	0	(93)	0	0	607	(93)
Energy	183	0	0	0	0	16	0	0	199	16
Financials	10,567	0	0	0	0	1,778	0	0	12,345	1,778

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	September 30, 2023 (Unaudited)

Industrials	30,975	0	(2)	0	0	(1,805)	0	0	29,168	(1,448)
Utilities	0	9,982	0	0	0	13,663	0	0	23,645	13,663
Rights
Industrials(4)	231	0	0	0	0	224	0	0	455	224
Warrants
Financials	2	0	0	0	0	1	0	0	3	1
Industrials(4)	349	0	0	0	0	98	0	0	447	98
Information Technology	18,085	0	(9,795)	0	0	(8,290)	0	0	0	0
Preferred Securities
Industrials	4,110	0	0	0	0	(4,110)	0	0	0	(4,110)

	$271,040	$26,946	$(53,384)	$1,857	$396	$(11,321)	$11,248	$(67,719)	$179,063	$10,872
Financial Derivative Instruments - Assets
Over the counter	$319	$90	$0	$0	$0	$(77)	$0	$0	$332	$13

Financial Derivative Instruments - Liabilities
Over the counter	$(3,549)	$2,002	$(28)	$0	$266	$(2,235)	$0	$0	$(3,545)	$(79)

Totals	$267,809	$29,038	$(53,412)	$1,857	$662	$(13,633)	$11,248	$(67,719)	$175,850	$10,806

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$34,775	Comparable Companies			EBITDA Multiple		X/X	11.000/10.000	—
		26,176	Discounted Cash Flow			Discount Rate			5.130 – 26.560	18.145
		9,703	Recent Transaction			Purchase Price			98.000 – 98.250	98.076
		13,001	Third Party Vendor			Broker Quote			72.500 – 95.250	93.879
Corporate Bonds & Notes
Banking & Finance		11,099	Expected Recovery			Recovery Rate			54.375	—
U.S. Government Agencies		7,869	Discounted Cash Flow			Discount Rate			13.000	—
Non-Agency Mortgage-Backed Securities		912	Fair Valuation of Odd Lot Positions			Adjustment factor			2.500	—
Asset-Backed Securities		8,614	Discounted Cash Flow			Discount Rate			10.000 - 20.000	16.739
		45	Fair Valuation of Odd Lot Positions			Adjustment factor			2.500	—
Common Stocks
Communication Services		607	Reference Instrument			Stock Price w/Liquidity Discount			10.000	—
Energy		199	Comparable Companies			EBITDA Multiple		X	3.740	—
Financials		12,345	Indicative Market Quotation/Comparable Companies			Broker Quote/EBITDA Multiple		$/X	22.500/4.000	—
Industrials		20,734	Comparable Companies/Discounted Cash Flow			Revenue Multiple/EBITDA Multiple/Discount Rate		X/X/ %	0.530/5.780/10.500	—
		4,796	Discounted Cash Flow			Discount Rate			15.620	—
		3,638	Indicative Market Quotation			Broker Quote			$6.500 – 26.250	22.575
Utilities		23,645	Comparable Companies			EBITDA Multiple		X	5.000	—
Rights
Industrials		455	Discounted Cash Flow			Discount Rate			2.750	—
Warrants
Financials		4	Option Pricing			Volatility			40.000	—
Industrials		447	Discounted Cash Flow			Discount Rate			2.750	—
Financial Derivative Instruments - Assets
Over the counter		332	Indicative Market Quotation			Broker Quote			3.271	—
Financial Derivative Instruments - Liabilities
Over the counter		(3,545)	Indicative Market Quotation			Broker Quote			92.500 – 96.000	95.434

Total		$175,850

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Sector type updated from Banking & Finance to Utilities since prior fiscal year end.
(4)									Sector type updated from Financials to Industrials since prior fiscal year end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Notes to Financial Statements (Cont.)

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Notes to Financial Statements (Cont.)

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BMO	BMO Capital Markets Corporation	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BOA	Bank of America N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
CDC	Natixis Securities Americas LLC	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	RBC	Royal Bank of Canada	UBS	UBS Securities LLC
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
ARS	Argentine Peso	DOP	Dominican Peso	MXN	Mexican Peso
AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone
BRL	Brazilian Real	GBP	British Pound	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	USD (or $)	United States Dollar
CNY	Chinese Renminbi (Mainland)	INR	Indian Rupee

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	LIBOR01M	1 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
EUR001M	1 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate
EUR003M	3 Month EUR Swap Rate	LIBOR06M	6 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
EUR012M	12 Month EUR Swap Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	DAC	Designated Activity Company	PIK	Payment-in-Kind
BBR	Bank Bill Rate	EBITDA	Earnings before Interest, Taxes, Depreciation and Amortization	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.